Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Allowance For Credit Loss On Covenant Fees Receivable Current	$ 0	$ 505,000
Subject to Possible Redemption Class A Ordinary Shares [Member]
Temporary Equity, Shares Issued	1,372,687	1,372,687
Temporary equity, shares outstanding	1,372,687	1,372,687
Common Class A [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	500,000,000	500,000,000	500,000,000
Temporary Equity, Shares Issued	1,372,687	1,372,687	4,772,187
Temporary equity, shares outstanding	1,372,687	1,372,687	4,772,187
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	4,743,749	4,743,749	4,743,749
Common Stock, Shares, Outstanding	4,743,749	4,743,749	4,743,749
Common Class A [Member] | Subject to Possible Redemption Class A Ordinary Shares [Member]
Temporary Equity, Shares Issued	4,772,187	4,772,187
Temporary equity, shares outstanding	4,772,187	4,772,187
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	1	1	1
Common Stock, Shares, Outstanding	1	1	1